As filed with the Securities and Exchange Commission on June 9, 2011
Registration Nos. 2-99810 and 811-04391
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment	[ ]
Post-Effective Amendment No. 119	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 117	[X]

OLD MUTUAL FUNDS II
(Exact name of registrant as specified in Declaration of Trust)

4643 South Ulster Street, Suite 700, Denver, Colorado 80237
 (Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code (720) 200-7600

Julian F. Sluyters
Old Mutual Capital, Inc.
4643 South Ulster Street, Suite 700, Denver, Colorado 80237
(Name and Address of Agent For Service)

Copies to:

Matthew R. DiClemente, Esq.	and to	Kathryn L. Santoro, Esq.
Stradley Ronon Stevens & Young, LLP		Old Mutual Capital, Inc.
2600 One Commerce Square		4643 South Ulster Street, Suite 700
Philadelphia, PA 19103		Denver, CO 80237
(215) 564-8082		(720) 200-7600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)
[   ]           immediately upon filing pursuant to paragraph (b)
[X]           on July 8, 2011 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on [date] pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on [date] pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 112 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on February 24, 2011 (“PEA No. 112”), to July 8, 2011.

Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus – incorporated herein by reference to PEA No. 112 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 24, 2011, Edgar Accession No. 0000775180-11-000010.

Statement of Additional Information – incorporated herein by reference to PEA No. 112 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 24, 2011, Edgar Accession No. 0000775180-11-000010.

Part C – incorporated herein by reference to PEA No. 112 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 24, 2011, Edgar Accession No. 0000775180-11-000010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on this 9th day of June, 2011.

OLD MUTUAL FUNDS II
Registrant

By:	/s/ Julian F. Sluyters
Julian F. Sluyters
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ John R. Bartholdson	*	Trustee	June 9, 2011
John R. Bartholdson

/s/ Robert M. Hamje	*	Trustee	June 9, 2011
Robert M. Hamje

/s/ Jarrett B. Kling	*	Trustee	June 9, 2011
Jarrett B. Kling

/s/ L. Kent Moore	*	Trustee	June 9, 2011
L. Kent Moore

/s/ Julian F. Sluyters		President and Principal	June 9, 2011
Julian F. Sluyters		Executive Officer

/s/ Robert T. Kelly		Treasurer and Principal	June 9, 2011
Robert T. Kelly		Financial Officer

*By	/s/ Julian F. Sluyters
Julian F. Sluyters
Attorney-in-Fact, pursuant to a power of attorney